Investments - Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 5.9	$ 1.3
Expected credit losses on securities where credit losses were not previously recognized	0.5	0.5
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	(4.4)	0.8
Securities sold/redeemed/matured	(0.1)	(0.2)
Balance at end of period	$ 1.9	$ 2.4